Earnings per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income		$ 66,482,107	$ 48,515,730	$ 126,356,264
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic		66,482,107	48,515,730	126,356,264
Interest expense associated with the Convertible Note		0	2,690,572	798,984
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted		$ 66,482,107	$ 51,206,302	$ 127,155,248
Denominator:
Number of shares outstanding, basic	[1]	142,625,427	151,935,765	145,733,028
Convertible Note (Note 12)		0	24,561,789	2,038,808
Stock options		348,603	620,681	1,692,720
Restricted stock units		3,513,919	0	0
Number of shares outstanding-diluted		146,487,949	177,118,235	149,464,556
Basic earnings per share		$ 0.47	$ 0.32	$ 0.87
Diluted earnings per share		$ 0.45	$ 0.29	$ 0.85
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares		11,878,986	4,086,084	1,123,723

[1]	The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.